4. Property and Equipment, net (Details - March 2016) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 346,877	$ 332,263	$ 586,113
Less accumulated depreciation	(279,324)	(270,242)	(466,664)
Property and equipment - net	67,553	62,021	119,449
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	264,583	249,969	254,150
Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	35,190	35,190	189,459
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	26,841	26,841	92,354
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 20,263	$ 20,263	$ 50,150